Net Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Net Revenue
26.	NET REVENUE

a.	Disaggregation of revenue from contracts with customers

Product	Year Ended December 31, 2018
NT$ (In Millions)
Wafer	$911,296.4
Others	120,177.2

$1,031,473.6

Geography	Year Ended December 31, 2018
NT$ (In Millions)
Taiwan	$78,260.8
United States	632,821.5
China	175,794.2
Europe, the Middle East and Africa	71,068.5
Japan	58,125.9
Others	15,402.7

$1,031,473.6

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

Application Type	Year Ended December 31, 2018
NT$ (In Millions)
Communication	$578,923.7
Industrial/Standard	234,153.4
Computer	144,614.1
Consumer	73,782.4

$1,031,473.6

Resolution	Year Ended December 31, 2018
NT$ (In Millions)
7-nanometer	$81,680.7
10-nanometer	96,989.5
16/20-nanometer	210,989.0
28-nanometer	178,440.4
40/45-nanometer	101,801.0
65-nanometer	76,122.3
90-nanometer	36,652.1
0.11/0.13 micron	20,677.7
0.15/0.18 micron	81,182.6
0.25 micron and above	26,761.1

Wafer revenue	$911,296.4

b.	Contract balances

	January 1, 2018	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$32,434.8	$4,684.0

The changes in the contract liability balances primarily result from the timing difference between the satisfaction of performance obligation and the customer’s payment.

For the year ended December 31, 2018, the Company recognized NT$31,770.0 million as revenue from the beginning balance of contract liability.

c.	Refund liabilities

Estimated sales returns and other allowances is made and adjusted based on historical experience and the consideration of varying contractual terms, which amounted to NT$55,406.0 million for the year ended December 31, 2018. As of December 31, 2018, the aforementioned refund liabilities amounted to NT$22,672.6 million (classified under accrued expenses and other current liabilities).